Document And Entity Information	6 Months Ended
Aug. 31, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	PARK AEROSPACE CORP.
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	11-1734643
Entity Address, Address Line One	1400 Old Country Road
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	631
Local Phone Number	465-3600
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000076267
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Amendment Flag	false